UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23674

TAX-FREE HIGH GRADE PORTFOLIO BOND FUND FOR PUERTO RICO RESIDENTS, INC.

(Exact name of registrant as specified in charter)

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Address of principal executive offices) (Zip code)

Liana Loyola

Secretary

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Name and address of agent for service)

Copies to:

Jesse C. Kean Carla G. Teodoro Sidley Austin LLP 787 Seventh Avenue New York, NY 10019	Owen Meacham UBS Business Solutions US LLC One North Wacker Drive Chicago, IL 60606

Registrant’s telephone number, including area code: (787) 250-3600

Date of fiscal year end: September 30

Date of reporting period: July 1, 2022-June 30, 2023

Item 1. Proxy Voting Record.

The Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date: August 3, 2023